Financial assets at fair value through other comprehensive income - Additional information (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Van Lanschot Kempen N.V
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Percentage of ownership interest acquired	0.176
Interest held	20.30%	2.70%
Financial assets at FVOCI
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Exchange rate differences	€ (1,267)	€ 506
Negative revaluation	1,128
Changes in unrealised revaluations	166	509
Financial assets at FVOCI | - Equity securities
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Exchange rate differences	(178)	62
Negative revaluation	(19)
Changes in unrealised revaluations	(156)	605
Financial assets at FVOCI | - Debt securities
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Changes in unrealised revaluations	€ 322	€ (96)
Investment in Bank of Beijing
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Ownership interest held in equity based investments	13.00%	13.00%
Investment in Bank of Beijing | Financial assets at FVOCI
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Negative revaluation	€ (225)	€ 590